Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2015
Capital Requirements
Schedule of the Company's and the bank subsidiaries' actual capital amounts and ratios

The Company’s and the bank subsidiaries’ actual capital amounts and ratios for 2015 under current guidelines are presented in the following table:

					To Be Well-Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2015:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$1,380,801	16.81%	$369,726	4.50%	N/A	N/A
International Bank of Commerce, Laredo	1,151,812	16.42	315,707	4.50	$456,022	6.50%
International Bank of Commerce, Brownsville	154,141	26.26	26,418	4.50	38,159	6.50
International Bank of Commerce, Zapata	66,153	35.71	8,336	4.50	12,042	6.50
Commerce Bank	72,882	36.17	9,067	4.50	13,097	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$1,605,419	19.54%	$657,291	8.00%	N/A	N/A
International Bank of Commerce, Laredo	1,213,377	17.30	561,258	8.00	$701,572	10.00%
International Bank of Commerce, Brownsville	159,913	27.24	46,965	8.00	58,706	10.00
International Bank of Commerce, Zapata	67,470	36.42	14,820	8.00	18,525	10.00
Commerce Bank	74,204	36.83	16,119	8.00	20,149	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,535,443	18.69%	$492,968	6.00%	N/A	N/A
International Bank of Commerce, Laredo	1,151,812	16.42	420,943	6.00	$561,258	8.00%
International Bank of Commerce, Brownsville	154,141	26.26	35,224	6.00	46,965	8.00
International Bank of Commerce, Zapata	66,153	35.71	11,115	6.00	14,820	8.00
Commerce Bank	72,882	36.17	12,089	6.00	16,119	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,535,443	13.15%	$466,897	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,151,812	12.09	381,105	4.00	476,381	5.00%
International Bank of Commerce, Brownsville	154,141	15.03	41,034	4.00	51,293	5.00
International Bank of Commerce, Zapata	66,153	13.15	20,129	4.00	25,161	5.00
Commerce Bank	72,882	12.94	22,521	4.00	28,151	5.00

The Company’s and the bank subsidiaries’ actual capital amounts and ratios for 2014 are also presented in the following table:

					To Be Well-Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2014:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,524,998	20.24%	$602,847	8.00%	N/A	N/A
International Bank of Commerce, Laredo	1,131,528	17.31	523,006	8.00	$653,757	10.00%
International Bank of Commerce, Brownsville	151,489	28.60	42,381	8.00	52,976	10.00
International Bank of Commerce, Zapata	60,946	33.83	14,412	8.00	18,041	10.00
Commerce Bank	68,291	37.42	14,600	8.00	18,251	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,457,068	19.34%	$301,424	4.00%	N/A	N/A
International Bank of Commerce, Laredo	1,071,360	16.39	261,503	4.00	$392,254	6.00%
International Bank of Commerce, Brownsville	145,584	27.48	21,190	4.00	31,785	6.00
International Bank of Commerce, Zapata	60,035	33.33	7,206	4.00	10,809	6.00
Commerce Bank	67,347	36.90	7,300	4.00	10,950	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,457,068	12.33%	$472,864	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,071,360	11.22	381,804	4.00	477,255	5.00%
International Bank of Commerce, Brownsville	145,584	13.96	41,717	4.00	52,146	5.00
International Bank of Commerce, Zapata	60,035	10.88	22,081	4.00	27,602	5.00
Commerce Bank	67,347	12.04	22,373	4.00	27,966	5.00